Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0000777917
Registrant Name	Pruco Life Insurance Company
Registration File Number	333-293964
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES